Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions - Share-Based Payment Arrangement, Option [Member]	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility	0.00%
Dividends	0.00%
Risk-free interest rates	0.00%
Term (years)	0 years
Minimum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility		169.30%
Dividends		0.00%
Risk-free interest rates		0.82%
Term (years)		2 years 6 months
Maximum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Volatility		183.50%
Dividends		0.00%
Risk-free interest rates		1.69%
Term (years)		10 years